Stockholders' Equity - Additional Information (Detail) - USD ($)			1 Months Ended											6 Months Ended		12 Months Ended
	May 13, 2016	Nov. 01, 2014	Jul. 31, 2016	Jul. 25, 2016	Jul. 21, 2016	May 31, 2016	May 16, 2016	Jan. 31, 2016	Jan. 21, 2016	Apr. 30, 2015	Mar. 31, 2015	Oct. 01, 2014	Jan. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 15, 2016	Nov. 30, 2015
Class of Stock [Line Items]
Common Stock, Shares Authorized														100,000,000		100,000,000	100,000,000
Preferred Stock, Shares Authorized														10,000,000		10,000,000	10,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									1,416,668
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.79				$ 30.40
Preferred Stock, Par or Stated Value Per Share														$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock	$ 1,200,000									$ 1,835,000				$ 1,182,278	$ 1,835,000	$ 1,835,000	$ 6,021,144
Cash Paid To Holder For Waiver																$ 35,000
Preferred Stock Dividends, Income Statement Impact									$ 466,667
Convertible Preferred Stock, Terms of Conversion									(a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Company’s common stock for ten consecutive days prior to the applicable conversion date.
Preferred Stock, Redemption Terms						(i) on or prior to August 11, 2016, in an amount equal to 120% of the aggregate stated value then outstanding, and (ii) after August 11, 2016, in an amount equal to 135% of the aggregate stated value then outstanding.			(i) on or prior to March 26, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after March 26, 2016 and on or prior to July 26, 2016, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after July 26, 2016, in an amount equal to 150% of the aggregate stated value then outstanding.
Percentage of Investors Subscription Amount									85.00%
Conversion of Stock, Description									the conversion of the Series C Preferred Stock in excess of 19.99% of the outstanding Common Stock and the removal of the Adjustment Floor within 120 days of the execution of the Purchase Agreement (the “Shareholder Approval”). The Company obtained Shareholder Approval on June 28, 2016. Additionally, until the Series C Preferred Stock is no longer outstanding, the Series C Investors may participate in future offerings for up to 50% of the amount of such offerings.
Commission Of Placement Agent, Percentage									10.00%
Commission Of Placement Agent, Value									$ 250,000
Proceeds from Issuance of Preferred Stock and Preference Stock														$ 2,425,000	$ 0
Investor [Member]
Class of Stock [Line Items]
Legal Fees									25,000
Outside Counsel [Member]
Class of Stock [Line Items]
Legal Fees									$ 50,000
Purchase Agreement 2016 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.005
Percentage Of Common Stock Purchased By Each Purchaser							100.00%
Class Of Warrant Or Right Expiration Period							5 years
Series D Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	369
Stock Issued During Period, Value, New Issues	$ 144,000
Ladenburg Thalmann Co. Inc [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																5,762
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 5.75
Cash Paid To Placement Agent																$ 106,000
Additional Cash paid to Placement Agent																$ 50,000
Additional Class Of Warrant Or Right Issued																10,870
Chardan Capital Markets [Member]
Class of Stock [Line Items]
Cash Paid To Placement Agent						$ 116,932
Fortress Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 2.54			$ 2.54
Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share							$ 2.005				$ 4.60
Proceeds from Issuance of Common Stock							$ 1,300,000				$ 2,150,000
Stock Issued During Period, Shares, New Issues							648,000				467,392
Subsequent Event [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.79										$ 2.005
Convertible Preferred Stock, Terms of Conversion								(a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Companys common stock for ten consecutive days prior to the applicable conversion date.
Preferred Stock, Redemption Terms								(i) on or prior to March 26, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after March 26, 2016 and on or prior to July 26, 2016, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after July 26, 2016, in an amount equal to 150% of the aggregate stated value then outstanding.
Percentage of Investors Subscription Amount								85.00%
Conversion of Stock, Description								Until the Company obtains the Shareholder Approval, the conversion of the Series C Preferred Stock is limited to 19.99% of the currently outstanding common stock. Additionally, until the Series C Preferred Stock is no longer outstanding, the Investors may participate in future offerings for up to 50% of the amount of such offerings.
Commission Of Placement Agent, Percentage								10.00%
Commission Of Placement Agent, Value								$ 250,000
Preferred Stock Redemptions Premium					180.00%
Proceeds from Issuance of Preferred Stock and Preference Stock					$ 2,825,000
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													23,858
Fair Value Adjustment of Warrants		$ 164,196											$ 348,963
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 20.70											$ 30.40
Warrants To Purchase Shares Of Common Stock		27,750
Warrant [Member] | Fortress Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 22.70
Common Stock [Member]
Class of Stock [Line Items]
Conversion Price Per Share									$ 1.50
Common Stock [Member] | Fortress Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												50,000
Stock Issued During Period, Value, New Issues												$ 1,000,000
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Conversion Price Per Share								$ 1.50
Series C Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share									$ 1,000
Conversion of Stock, Shares Converted									1,666,668
Stock Issued During Period, Shares, New Issues									2,500
Stock Issued During Period, Value, New Issues									$ 2,500,000
Conversion Price Per Share									$ 1.50
Series C Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred Stock Redemptions Premium					70.00%
Series C Preferred Stock [Member] | Subsequent Event [Member] | Private Placement [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share								$ 1,000
Conversion of Stock, Shares Converted								1,666,668
Stock Issued During Period, Shares, New Issues								2,500
Stock Issued During Period, Value, New Issues								$ 2,500,000
Conversion Price Per Share								$ 1.50
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.87
Class Of Warrant Or Right Expiration Period														5 years
Preferred Stock Convertible Conversion Price	$ 1.98
Percentage Of Investors Subscription Amount Called ByWarrants Or Rights														85.00%
Proceeds from Issuance of Preferred Stock and Preference Stock						$ 250,000
Series D Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock	$ 369,000
Sale of Stock, Price Per Share	$ 1,000
Series D Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred Stock Redemptions Premium					162.00%
Series E Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share					$ 1,000
Conversion of Stock, Shares Converted					1,496,262
Stock Issued During Period, Value, New Issues					$ 3,000,000
Conversion Price Per Share					$ 2.005
Convertible Preferred Stock, Terms of Conversion			(a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Company’s common stock for ten consecutive days prior to the applicable conversion date.
Preferred Stock, Redemption Terms			The Series E Preferred Stock contains provisions providing for an adjustment in the conversion price upon the occurrence of certain events, including stock splits, stock dividends, and fundamental transactions. However, in no event may the conversion price be lower than $0.25 per share. The Company may redeem some or all of the Series E Preferred Stock for cash as follows: (i) on or prior to September 25, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after September 25, 2016 and on or prior to January 25, 2017, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after January 25, 2017, in an amount equal to 150% of the aggregate stated value then outstanding.
Conversion of Stock, Description					common stock for the issuance of the number of shares of common stock issuable upon the conversion of the Series E Preferred Stock in excess of 19.99% of the outstanding common stock (the “Shareholder Approval”). Until the Company obtains the Shareholder Approval, the conversion of the Series E Preferred Stock is limited to 19.99% of the currently outstanding common stock. Additionally, until the Series E Preferred Stock is no longer outstanding, the Investors may participate in future offerings for up to 50% of the amount of such offerings.
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 3,000,000	$ 3,000,000
Series E Preferred Stock [Member] | Subsequent Event [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					3,000
Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized														110,000,000		110,000,000